Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Gofba, Inc.
Entity Central Index Key	0001735092
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-225254) (the "Registration Statement") of Gofba, Inc., a California corporation ("Gofba"), as amended and as originally declared effective by the Securities and Exchange Commission (the "SEC") on November 12, 2019, is being filed to (i) include the information contained in Gofba's Annual Report on Form 10-K for the fiscal year ended December 31, 2020, that was filed with the SEC on March 25, 2021, (ii) update certain other information in the Registration Statement, (iii) update information regarding the money raised in the offering to date, and (iv) extend the termination date of the offering from November 12, 2020 to September 30, 2021
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2020
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false